UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sabretooth Capital Management, LLC

Address:   405 Lexington Avenue
           50th Floor
           New York, NY 10174


Form 13F File Number: 028-14272


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Benjamin Baker
Title:  Chief Financial Officer
Phone:  (212) 542-9198

Signature,  Place,  and  Date  of  Signing:

/s/ Benjamin Baker                 New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      525,031
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14275             Sabretooth Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2     028-14276             Erez Kalir
----  --------------------  ----------------------------------------------------
3     028-14277             Craig Perry
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BANK OF NEW YORK MELLON CORP   COM              064058100   18,590 1,000,000     PUT  DEFINED    1,2,3    1,000,000      0    0
CORRECTIONS CORP OF AMERICA    COM NEW          22025Y407    5,673   250,000     CALL DEFINED    1,2,3      250,000      0    0
CORRECTIONS CORP OF AMERICA    COM NEW          22025Y407    6,807   300,000     PUT  DEFINED    1,2,3      300,000      0    0
DOLLAR TREE INC                COM              256746108   11,271   150,000     PUT  DEFINED    1,2,3      150,000      0    0
DOLLAR TREE INC                COM              256746108    3,757    50,000     CALL DEFINED    1,2,3       50,000      0    0
FAMILY DOLLAR STORES INC       COM              307000109    8,646   170,000     PUT  DEFINED    1,2,3      170,000      0    0
FAMILY DOLLAR STORES INC       COM              307000109    3,560    70,000     CALL DEFINED    1,2,3       70,000      0    0
ISHARES INC                    MSCI HONG KONG   464286871   25,078 1,750,000     CALL DEFINED    1,2,3    1,750,000      0    0
ISHARES INC                    MSCI HONG KONG   464286871   17,913 1,250,000     PUT  DEFINED    1,2,3    1,250,000      0    0
LAS VEGAS SANDS CORP           COM              517834107    5,751   150,000     PUT  DEFINED    1,2,3      150,000      0    0
LAS VEGAS SANDS CORP           COM              517834107      767    20,000 SH       DEFINED    1,2,3       20,000      0    0
LILLY ELI & CO                 COM              532457108   44,364 1,200,000     PUT  DEFINED    1,2,3    1,200,000      0    0
NAVIOS MARITIME ACQUISITION CO *W EXP 06/25/201 Y62159119       52   250,000 SH       DEFINED    1,2,3      250,000      0    0
PAIN THERAPEUTICS INC          COM              69562K100   22,111 4,645,076 SH       DEFINED    1,2,3    4,645,076      0    0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104   78,735 1,500,000     PUT  DEFINED    1,2,3    1,500,000      0    0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104  104,980 2,000,000     CALL DEFINED    1,2,3    2,000,000      0    0
QLT INC                        COM              746927102    9,427 1,289,571 SH       DEFINED    1,2,3    1,289,571      0    0
REALTY INCOME CORP             COM              756109104    8,060   250,000     CALL DEFINED    1,2,3      250,000      0    0
REALTY INCOME CORP             COM              756109104   11,284   350,000     PUT  DEFINED    1,2,3      350,000      0    0
SIMON PPTY GROUP INC NEW       COM              828806109    5,499    50,000     CALL DEFINED    1,2,3       50,000      0    0
SIMON PPTY GROUP INC NEW       COM              828806109    8,249    75,000     PUT  DEFINED    1,2,3       75,000      0    0
SPDR S&P 500 ETF TR            TR UNIT          78462F103  113,150 1,000,000     PUT  DEFINED    1,2,3    1,000,000      0    0
VENTAS INC                     COM              92276F100    2,653    53,700     CALL DEFINED    1,2,3       53,700      0    0
VENTAS INC                     COM              92276F100    2,653    53,700     PUT  DEFINED    1,2,3       53,700      0    0
WALTER ENERGY INC              COM              93317Q105    6,001   100,000     CALL DEFINED    1,2,3      100,000      0    0


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